EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Schedule of Accumulated Benefit Obligation in Excess of Plan Assets (Details) - USD ($) $ in Millions	Feb. 23, 2019	Feb. 24, 2018
Retirement Benefits [Abstract]
Projected benefit obligation	$ 2,325.8	$ 2,351.8
Accumulated benefit obligation	2,323.9	2,349.6
Fair value of plan assets	$ 1,847.0	$ 1,814.0